S000066849 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	72 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI USA Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.75%	13.87%	14.84%
MSCI USA Quality GARP Select Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	21.77%	17.69%	19.56%
iShares MSCI USA Quality GARP ETF
Prospectus [Line Items]
Average Annual Return, Percent		21.58%	17.46%	19.32%
Performance Inception Date				Jan. 14, 2020
iShares MSCI USA Quality GARP ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		21.48%	17.23%	19.07%
iShares MSCI USA Quality GARP ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.83%	14.10%	15.89%

[1]	The MSCI USA Quality GARP Select Index (Spliced) reflects the performance of the Russell US Large Cap Factors Growth Style Index through June 2, 2024 and the MSCI USA Quality GARP Select Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.